Non-controlling interest	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-controlling interest
Non-controlling interest

Our Consolidated Statement of Operations, Balance Sheet and Statement of Cash Flows include the results of NADL, Asia Offshore Drilling Ltd (“AOD”) and Sevan Drilling ASA (“Sevan”) for the year ended, and as at December 31, 2017. We also consolidates certain variable interest entities relating to Ship Finance International.

As at December 31, 2017, we had the following ownership interests in these companies: 70.36% of NADL, 66.24% of Asia Offshore Drilling Ltd and 50.11% of Sevan Drilling ASA. The amount of shareholders’ equity not attributable to us is included in non-controlling interests.

NADL

In January 2014, NADL completed its IPO in the United States of 13,513,514 common shares at $9.25 per share. The non-controlling interest recognized on the IPO was $52 million. Following NADL’s 1 for 10 reverse stock split as at December 31, 2015, there were no changes in the percentage of NADL owned by the non-controlling interest.

AOD
On March 25, 2013, we obtained control of the Board of Asia Offshore Drilling Ltd and owned 66.18% of the outstanding shares. As a result of obtaining control, we have consolidated the results and financial position of Asia Offshore Drilling Ltd from this date. The fair value of the non-controlling interest established upon obtaining a controlling financial interest was $100 million. Subsequent to the date of consolidation, our percentage ownership increased to 66.21%, and then increased again to 66.24%.

Ship Finance VIEs

In 2007 and 2008 we entered into sale and leaseback arrangements for drilling units with Ship Finance International Ltd, who incorporated subsidiary companies for the sole purpose of owning and leasing the drilling units. We had recognized these subsidiary companies as VIEs and concluded that we are their primary beneficiary. Accordingly, these subsidiary companies are included in our Consolidated Financial Statements, with the Ship Finance International Ltd equity in these companies included in non-controlling interest. In 2012, we acquired all the shares in one of these Ship Finance International Ltd companies, Rig Finance II Ltd for $47 million. As a consequence of this, Rig Finance II Ltd is no longer treated as a VIE but a wholly owned subsidiary. In 2013 these VIEs declared dividends of $223 million to Ship Finance International Limited. In December 2014, we acquired all the shares of the Ship Finance International Ltd company, SFL Polaris Ltd, for a consideration of $111 million. The non-controlling interest derecognized was $7 million. As a consequence of this, SFL Polaris Ltd is no longer treated as a VIE but a wholly owned subsidiary. Refer to Note 34 "Variable interest entities" for more information.

During the period ended December 31, 2017 $14 million of dividends were declared by VIEs to Ship Finance and was settled against related party balances with Ship Finance (December 31, 2016: $113 million).

Seadrill Partners

On October 24, 2012, Seadrill Partners completed its IPO of 10,062,500 common units representing limited liability company interests in Seadrill Partners at a price of $22.00 per unit, for gross proceeds of $221 million and net proceeds after issuance costs of $203 million (including 1,312,500 common units issued in connection with the exercise of the over-allotment option). Seadrill Partners is listed on the New York stock exchange under the symbol “SDLP.” Upon completion of the offering, we owned 14,752,525 common units and 16,543,350 subordinated units which represents 75.67% of the limited liability company interests in Seadrill Partners. Subsequent to the IPO, in October 2013, Seadrill Partners issued 3,310,622 common units to us, which increased our total ownership interest to 77.47%. In December 2013, Seadrill Partners issued a further 3,394,916 common units to us and 12,880,000 common units to the public, which had the effect of reducing our ownership total ownership to 62.35%. The effect of these transactions was to increase the non-controlling interest by $239 million.

During the period from Seadrill Partners’ IPO in October 2012 until the time of its first effective Annual General Meeting (“AGM”) on January 2, 2014, we retained the sole power to appoint, remove and replace all members of Seadrill Partner’s board of directors. From the first AGM, the majority of the board members became electable by the common unitholders and accordingly, from this date we no longer retained the power to control the Board of Directors as a result of certain provisions in the Operating Agreement which limits our ability to vote our full holding of common units in an election of Directors to the Board of Seadrill Partners. As at January 2, 2014, Seadrill Partners was considered to be an associated company and not a controlled subsidiary of ours, and as such Seadrill Partners was deconsolidated by us. The non-controlling interest derecognized was $115 million. Refer to Note 11 "Disposal of businesses and deconsolidation of subsidiaries" for more information.
Purchase of 10% interest in Seadrill Mobile Units Nigeria Limited
On December 5, 2016, our wholly owned subsidiary Seadrill UK Ltd. acquired a 10% interest that an unrelated party, HH Global Alliance Investments Limited (“HHL”) held in Seadrill Mobile Units (Nigeria) Ltd, the service company for West Capella, for a fair value of $6.6 million. Following the completion of this transaction Seadrill UK Ltd. owns 49% of Seadrill Mobile Units Nigeria Limited, with the remaining 51% being owned by subsidiaries of Seadrill Partners. Simultaneously HHL acquired from Seadrill UK Ltd. a 49% interest in Seadrill Nigeria Operations Limited, the service company for West Jupiter for a fair value of $6.6 million. The impact of these transactions was to increase Seadrill’s direct ownership interest in Seadrill Partners by $6.6 million, and to recognize HHL’s non-controlling interest in Seadrill Nigeria Operations Ltd of $6.6 million. During the year ended December 31, 2017, HHL acquired a further 2% interest in Seadrill Nigeria Operations Ltd for total consideration of $0.3 million.

Changes in non-controlling interest for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In US$ millions)	Ship Finance International Ltd VIEs		North Atlantic Drilling Ltd		Asia Offshore Drilling Ltd		Sevan Drilling ASA		Seadrill Nigeria Operations Limited	Total
December 31, 2014	32		205		134		251		4	626
Changes in 2015	—		8		(14)		—		(4)	(10)
Net income attributable to non-controlling interest in 2015	30		(16)		20		59		—	93
Impairment of goodwill	(48)	—	(18)	—	—	—	(28)	—	—	(94)
December 31, 2015	14		179		140		282		—	615
Changes in 2016	(112)		7		—		—		6	(99)
Net income attributable to non-controlling interest in 2016	29		(21)		9		9		—	26
December 31, 2016	(69)		165		149		291		6	542
Changes in 2017	(14)		—		—		—		—	(14)
Net income attributable to non-controlling interest in 2017	24		(89)		—		(65)		1	(129)
December 31, 2017	(59)		76		149		226		7	399